Quarterly Holdings Report
for
Fidelity® SAI International Quality Index Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IQI-NPRT3-0924
1.9898215.104
Common Stocks - 99.0%
	Shares	Value ($)
Australia - 7.2%
Aristocrat Leisure Ltd.	234,525	8,315,593
BHP Group Ltd.	1,290,617	35,846,818
Fortescue Ltd.	621,149	7,665,001
IGO Ltd.	247,459	898,133
JB Hi-Fi Ltd.	40,144	1,828,464
Medibank Private Ltd.	1,011,177	2,631,812
Pilbara Minerals Ltd.	1,038,677	1,990,181
Pro Medicus Ltd.	19,176	1,802,771
REA Group Ltd.	18,911	2,530,505
Rio Tinto Ltd.	52,450	4,029,526
Rio Tinto PLC	410,035	26,665,774
Technology One Ltd.	110,011	1,480,560
Whitehaven Coal Ltd.	307,172	1,550,756
TOTAL AUSTRALIA		97,235,894
Austria - 0.2%
Verbund AG	30,627	2,452,809
Denmark - 6.4%
Carlsberg A/S Series B	33,222	4,011,788
Demant A/S (a)	34,534	1,322,182
Genmab A/S (a)	24,258	6,852,197
Novo Nordisk A/S Series B	433,120	57,385,327
Novonesis (NOVOZYMES) B Series B	129,379	8,236,996
Pandora A/S	30,803	4,829,023
Ringkjoebing Landbobank A/S	10,103	1,790,450
Rockwool International A/S Series B	3,305	1,460,922
Sydbank A/S	20,745	1,119,172
TOTAL DENMARK		87,008,057
Finland - 0.7%
Elisa Corp. (A Shares)	55,252	2,572,444
Kone OYJ (B Shares)	148,092	7,558,454
TOTAL FINLAND		10,130,898
France - 8.0%
Gaztransport et Technigaz SA	8,032	1,185,675
Hermes International SCA	12,404	27,157,215
L'Oreal SA	70,880	30,651,905
La Francaise des Jeux SAEM (b)	42,077	1,634,808
Legrand SA	96,943	10,474,394
LVMH Moet Hennessy Louis Vuitton SE	51,833	36,561,050
Verallia SA (b)	25,593	753,386
TOTAL FRANCE		108,418,433
Germany - 5.8%
Allianz SE	21,577	6,077,495
CTS Eventim AG	21,501	1,896,461
Deutsche Borse AG	69,762	14,285,063
Hannover Reuck SE	22,140	5,503,845
Nemetschek SE	20,780	1,986,917
Rational AG	2,213	1,938,768
SAP SE	218,301	46,153,267
TOTAL GERMANY		77,841,816
Hong Kong - 1.3%
CK Infrastructure Holdings Ltd.	222,000	1,481,828
Hong Kong Exchanges and Clearing Ltd.	437,600	12,907,906
Power Assets Holdings Ltd.	501,000	3,193,431
TOTAL HONG KONG		17,583,165
Israel - 0.1%
Mizrahi Tefahot Bank Ltd.	54,765	1,978,864
Italy - 2.3%
Azimut Holding SpA	39,449	988,786
Banca Mediolanum S.p.A.	81,937	967,459
Ferrari NV (Italy)	46,281	19,053,328
FinecoBank SpA	224,204	3,809,523
Moncler SpA	75,626	4,508,091
Reply SpA	8,242	1,170,291
TOTAL ITALY		30,497,478
Japan - 19.7%
Advantest Corp.	281,300	12,450,727
Astellas Pharma, Inc.	663,900	7,699,884
BayCurrent Consulting, Inc.	49,700	1,507,870
Capcom Co. Ltd.	123,300	2,635,470
Chugai Pharmaceutical Co. Ltd.	234,300	10,225,440
Daito Trust Construction Co. Ltd.	24,000	2,905,377
Daiwa House Industry Co. Ltd.	242,100	6,855,880
Disco Corp.	32,600	10,901,337
Hoya Corp.	128,900	16,151,274
INPEX Corp.	172,900	2,669,835
Japan Exchange Group, Inc.	191,800	4,503,162
Japan Tobacco, Inc.	403,500	11,873,061
Keyence Corp.	73,200	32,007,460
Lasertec Corp.	29,100	5,163,308
M3, Inc.	157,100	1,466,883
MonotaRO Co. Ltd.	90,200	1,275,094
Nexon Co. Ltd.	166,900	3,594,812
Nintendo Co. Ltd.	429,200	23,716,908
Nippon Telegraph & Telephone Corp.	10,971,500	11,692,474
Nissan Chemical Corp.	51,300	1,655,243
OBIC Co. Ltd.	24,100	3,667,968
Ono Pharmaceutical Co. Ltd.	178,600	2,634,767
Recruit Holdings Co. Ltd.	622,700	35,707,668
Rohto Pharmaceutical Co. Ltd.	79,700	1,880,708
SG Holdings Co. Ltd.	178,700	1,817,359
Shin-Etsu Chemical Co. Ltd.	735,000	32,656,555
Shionogi & Co. Ltd.	102,700	4,517,679
Sysmex Corp.	175,600	2,874,795
TIS, Inc.	78,900	1,701,192
Trend Micro, Inc.	51,700	2,478,110
USS Co. Ltd.	162,300	1,469,102
Yakult Honsha Co. Ltd.	111,800	2,303,093
ZOZO, Inc.	43,000	1,258,822
TOTAL JAPAN		265,919,317
Netherlands - 7.6%
Adyen BV (a)(b)	11,394	13,937,589
ASM International NV (Netherlands)	16,878	11,573,474
ASML Holding NV (Netherlands)	55,413	51,005,097
BE Semiconductor Industries NV	29,795	3,842,068
Universal Music Group NV	280,919	6,692,752
Wolters Kluwer NV	91,247	15,316,445
TOTAL NETHERLANDS		102,367,425
Norway - 0.1%
Gjensidige Forsikring ASA	69,762	1,180,326
Singapore - 0.2%
Singapore Exchange Ltd.	303,000	2,232,775
Spain - 0.9%
Amadeus IT Holding SA Class A	165,408	10,873,238
Enagas SA	86,575	1,297,930
TOTAL SPAIN		12,171,168
Sweden - 2.3%
Atlas Copco AB (A Shares)	1,443,115	25,684,068
Avanza Bank Holding AB (c)	43,877	982,082
Fortnox AB	176,864	1,090,660
Mycronic AB	26,159	916,000
Nordnet AB	60,031	1,225,374
Sectra AB (B Shares)	49,183	1,117,837
TOTAL SWEDEN		31,016,021
Switzerland - 16.2%
ABB Ltd. (Reg.)	594,266	32,985,705
Belimo Holding AG (Reg.)	3,613	2,191,880
Compagnie Financiere Richemont SA Series A	194,246	29,628,609
Ems-Chemie Holding AG	2,491	2,081,627
Geberit AG (Reg.)	12,274	7,836,342
Givaudan SA	2,916	14,308,416
INFICON Holding AG	637	950,692
Kuehne & Nagel International AG	20,395	6,331,686
Logitech International SA (Reg.)	58,474	5,274,818
Novartis AG	405,237	45,235,734
Partners Group Holding AG	8,039	10,848,414
Schindler Holding AG (participation certificate)	22,183	5,939,054
SGS SA (Reg.)	55,727	6,101,241
Sonova Holding AG	17,515	5,373,728
Swisscom AG	9,320	5,712,515
Swissquote Group Holding SA	3,940	1,259,543
Temenos AG	23,420	1,624,925
VAT Group AG (b)	9,914	4,973,095
Zurich Insurance Group Ltd.	53,737	29,582,134
TOTAL SWITZERLAND		218,240,158
United Kingdom - 10.3%
Admiral Group PLC	96,720	3,424,279
Auto Trader Group PLC (b)	334,240	3,501,118
Beazley PLC	246,935	2,169,752
Britvic PLC	91,600	1,494,328
Computacenter PLC	28,429	983,843
Diageo PLC	816,429	25,403,175
Games Workshop Group PLC	12,099	1,602,049
Hargreaves Lansdown PLC	128,874	1,830,697
IG Group Holdings PLC	138,901	1,674,039
IMI PLC	95,962	2,336,513
Imperial Brands PLC	326,379	8,995,608
RELX PLC (London Stock Exchange)	700,230	33,049,115
Rightmove PLC	298,672	2,212,365
Rotork PLC	316,213	1,470,745
Sage Group PLC	369,952	5,164,927
Softcat PLC	44,736	935,119
Unilever PLC	663,058	40,748,037
Wise PLC (a)	173,081	1,594,243
TOTAL UNITED KINGDOM		138,589,952
United States of America - 9.7%
Experian PLC	339,095	16,007,114
GSK PLC	1,504,675	29,218,962
Haleon PLC	1,761,583	7,901,410
Nestle SA (Reg. S)	274,172	27,771,609
Roche Holding AG (participation certificate)	155,055	50,200,547
TOTAL UNITED STATES OF AMERICA		131,099,642
TOTAL COMMON STOCKS (Cost $1,253,955,055)		1,335,964,198

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $398,777)	400,000	398,769

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	9,541,265	9,543,173
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	539,296	539,350
TOTAL MONEY MARKET FUNDS (Cost $10,082,523)		10,082,523

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,264,436,355)	1,346,445,490
NET OTHER ASSETS (LIABILITIES) - 0.2% (h)	3,036,679
NET ASSETS - 100.0%	1,349,482,169

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	113	Sep 2024	13,501,805	292,862	292,862

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,799,996 or 1.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $398,769.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $47,046 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	77,319	588,268,161	578,802,259	459,742	(48)	-	9,543,173	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	27,954,368	27,415,018	32,097	-	-	539,350	0.0%
Total	77,319	616,222,529	606,217,277	491,839	(48)	-	10,082,523

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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